Putnam
Global
Equity
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-98


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

Dear Shareholder:

We are pleased to bring you the first annual report of Putnam Global Equity Fund. The fund targets fast-growing small and mid-capitalization stocks located around the world. For the period ended October 31, 1998, the fund delivered a total return of -7.41% at net asset value (-12.75% at public offering price) outperforming its benchmark of the Salomon Brothers Extended Market Index which ended the period at -16.14%.

Since this is the first report of your fund, the investment style employed by managers Jack Chang and Roland Gillis warrants some discussion. They rely on a bottom-up, research-driven approach to evaluate individual companies. They focus on companies located in politically stable industrialized countries that foster a business environment of technological and managerial innovation needed to make small, growing companies successful. The stocks of companies chosen for the portfolio must exhibit a minimum of 20% annual earnings-per-share growth and possess a product or service that sets them apart from their competition. In addition, the portfolio managers look for corporate managements that they believe are able to promote rapid growth and have a significant ownership stake in the company.

During the fund's brief fiscal period, the managers successfully executed this strategy against some significant headwinds. The currency and stock market instability that had begun in Asia in July 1997 spread through markets in Russia, Latin America, and finally the United States and Europe in the form of lower economic growth prospects. Aside from what were at times extreme amounts of volatility witnessed in currency and security markets, these developments had negative implications for earnings growth around the world. These trends dampened the performance of smaller company stocks, which lagged behind large-capitalization stocks until a sharp rebound in early October.

During this time, the managers lowered the fund's exposure to international markets in favor of U.S. companies -- bringing the fund more in line with the U.S.-to-international allocation of its benchmark. In general, the managers continued to favor such high-growth global industries as technology, pharmaceuticals, business services, and media.

In the United States, the managers found many companies that represent these growing areas. Geo Tel Communications provides sophisticated call routing software to large telecommunications operators. The company has taken advantage of a relatively untapped market in this type of software and has emerged as a dominant global player. Geo Tel offers an earnings-per-share growth rate of about 40% and its customers regard its service as a strategic advantage to their businesses. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

United States      38.0%

Japan              13.9%

Germany             9.6%

United Kingdom      7.0%

Netherlands         5.8%

Footnote reads:
*Based on net assets as of 10/31/98. Holdings will vary over time.


Another example is Heftel Broadcasting, which is known as the dominant Spanish language radio broadcasting company in the United States. The company operates 36 radio stations in 11 of the top 15 Spanish markets. Heftel currently offers more than 30% per year cash flow growth (net income plus depreciation and other noncash charges) with the potential to raise this growth rate when start-up radio stations in five new markets begin to contribute to cash flow next year.

Looking outside the United States, the fund managers uncovered many high-growth smaller companies in Japan. One example is Fuji Seal, which is considered a world leader in shrink labeling, a specialized area of packaging. The company has been able to tap into the rising use of preformed plastic bottles in the beverage, cosmetics, and pharmaceutical industries. The recyclability of these bottles has also been a positive development. Fuji Seal has consistently delivered more than 15% revenue growth and over 20% earnings per share growth and it sells its products to relatively stable industries.

Other fund holdings came from countries such as Germany, the Netherlands, Scandinavia, and Canada, where Jack and Roland identified several high-growth companies with strong positions in emerging industries. EM TV & Merchandising of Germany, for example, is the largest European producer of cartoon programming for television and the largest merchandiser of cartoon characters. The company offers significantly high growth rates, it matches Disney in terms of cartoon programming market share in Europe, and its founder and CEO remains the company's largest shareholder.

As we move into the fund's first full fiscal year, most economists expect a slowing in economic and earnings growth rates around the world. Because of this, we will continue to monitor the fund's current holdings carefully for any changes as well as to seek opportunities in smaller stocks that may be undiscovered by the market at large. We believe that over the years, Putnam has developed strong capabilities in the area of aggressive-growth stocks. Going forward, the managers will attempt to leverage those capabilities on a global basis.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/98, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Equity Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.

TOTAL RETURN FOR PERIOD ENDED 10/31/98
(inception 5/6/98)
                                                Salomon Bros.
                                                  Extended        Consumer
                              NAV      POP      Market Index    Price Index
------------------------------------------------------------------------------
Since inception             -7.41%  -12.75%       -16.14%          0.80%
------------------------------------------------------------------------------

Past performance is no assurance of future results. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
For the period 5/6/98 to 10/31/98

Share value:                            NAV             POP
------------------------------------------------------------------------------
5/6/98                                $8.50            $9.02
------------------------------------------------------------------------------
10/31/98                               7.87             8.35
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/98
(most recent calendar quarter)

                                        NAV             POP
------------------------------------------------------------------------------
Since inception                      -12.71%          -17.75%
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
5/6/98
                                  Salomon Brothers
             Fund's class A        Extended Market   Consumer Price
Date          shares at POP            Index             Index

5/6/98            9,425               10,000            10,000
7/31/98           9,924                9,203            10,043
10/31/98         $8,725               $8,386           $10,080

Footnote reads:
Past performance is no assurance of future results.


COMPARATIVE BENCHMARKS

Salomon Brothers Extended Market Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam Global Equity Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Equity Fund (the "fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 1998




Portfolio of investments owned
October 31, 1998

COMMON STOCKS (95.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (0.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Aristocrat Leisure Ltd.                                                                $        6,302

Austria (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                 50  Topcall International AG                                                                       16,067

Belgium (3.2%)
--------------------------------------------------------------------------------------------------------------------------
                 30  Ion Beam Applications (NON)                                                                     5,967
                300  Lernout & Hauspie Speech Products N.V. (NON)                                                   11,888
                144  Mobistar S.A. (NON)                                                                             6,309
                200  Mobistar S.A. 144A (NON)                                                                        8,763
                100  Real Software (NON)                                                                             5,338
                 40  Resilux (NON)                                                                                   6,868
                 50  Sioen Industries N.V.                                                                          18,244
                                                                                                            --------------
                                                                                                                    63,377

Canada (2.6%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  CGI Group, Inc. (NON)                                                                          27,497
              1,200  Shaw Communications, Inc. Class B (NON)                                                        24,125
                                                                                                            --------------
                                                                                                                    51,622

Denmark (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                250  Brondbyernes IF Fodbold AS                                                                      5,445

Finland (3.7%)
--------------------------------------------------------------------------------------------------------------------------
                 65  Fiskars Corp.                                                                                   8,526
                670  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) Class E                                       36,753
                400  Werner Soderstrom Osakeyhtio Corp. Class B                                                     26,235
                                                                                                            --------------
                                                                                                                    71,514

France (2.1%)
--------------------------------------------------------------------------------------------------------------------------
                300  CNP Assurances (NON)                                                                           10,216
                100  CNP Assurances 144A (NON)                                                                       3,405
                400  Genset ADR (NON)                                                                               11,750
                100  Publicis S.A.                                                                                  15,864
                                                                                                            --------------
                                                                                                                    41,235

Germany (9.6%)
--------------------------------------------------------------------------------------------------------------------------
                150  Brokat Infosystems AG (NON)                                                                     9,248
                150  DEAG Deutsche Entertainment AG (NON)                                                            5,032
                150  EM TV & Merchandising AG                                                                       55,126
                 80  Kinowelt Medien AG (NON)                                                                       11,025
                 70  Marschollek, Lautenschlaeger und Partner AG                                                    36,811
                120  MobileCom AG                                                                                   34,889
                100  Muehlbauer Holding AG & Co. (NON)                                                               7,737
                100  PSI AG (NON)                                                                                    4,624
                 20  SER Systeme AG                                                                                  6,117
                150  Teles AG (NON)                                                                                 17,000
                                                                                                            --------------
                                                                                                                   187,609

Hong Kong (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              4,000  VTech Holdings, Ltd.                                                                           15,005

Israel (0.3%)
--------------------------------------------------------------------------------------------------------------------------
                400  Galileo Technology Ltd. (NON)                                                                   6,300

Italy (1.9%)
--------------------------------------------------------------------------------------------------------------------------
             12,000  AEM SPA (NON)                                                                                  16,351
             15,000  AEM SPA 144A (NON)                                                                             20,439
                                                                                                            --------------
                                                                                                                    36,790

Japan (13.9%)
--------------------------------------------------------------------------------------------------------------------------
              2,000  Banyu Pharmaceutical Co. Ltd.                                                                  34,106
                300  Benesse Corp.                                                                                  13,830
              1,000  Fuji Seal, Inc.                                                                                46,532
              1,000  Hisamitsu Pharmaceutical Co., Inc.                                                             11,797
              1,100  Itoen, Ltd.                                                                                    45,972
              1,000  Makita Corp.                                                                                   10,616
              2,000  Olympus Optical Co. Ltd.                                                                       20,681
              1,000  Rock Field Co. Ltd.                                                                            18,957
                400  Shimamura Co. Ltd.                                                                             15,924
              1,000  Terumo Corp.                                                                                   21,112
              3,000  Yoshitomi Pharmaceutical Industries, Ltd.                                                      33,477
                                                                                                            --------------
                                                                                                                   273,004

Netherlands (5.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Equant N.V. (NON)                                                                              43,411
                160  Grand Hotel Krasnapolsky N.V.                                                                  12,093
                180  Prolion Holding N.V. (NON)                                                                     16,981
              1,700  RING! Rosa Products N.V. (NON)                                                                 26,699
                300  Sligro Beheer N.V.                                                                             13,669
                                                                                                            --------------
                                                                                                                   112,853

Spain (2.7%)
--------------------------------------------------------------------------------------------------------------------------
              1,100  Superdiplo S.A. (NON)                                                                          28,507
                300  Zeltia S.A.                                                                                    24,309
                                                                                                            --------------
                                                                                                                    52,816

Sweden (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                320  Mandator AB                                                                                    10,276
                400  NetCom Systems AB Class B                                                                      15,055
                                                                                                            --------------
                                                                                                                    25,331

Switzerland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                  8  Verwaltungs-und Privat-Bank AG                                                                 29,915

United Kingdom (7.0%)
--------------------------------------------------------------------------------------------------------------------------
                600  Cattles PLC                                                                                     6,046
              1,100  CMG PLC                                                                                        25,767
                400  Provident Financial PLC                                                                         6,006
              8,000  RM PLC                                                                                         48,546
                300  Select Appointments Holdings PLC ADR                                                            5,100
              4,400  Viridian Group PLC                                                                             45,961
                                                                                                            --------------
                                                                                                                   137,426

United States (38.0%)
--------------------------------------------------------------------------------------------------------------------------
                290  Advanced Energy Industries, Inc. (NON)                                                          3,643
              2,000  American Bank Note Holographics, Inc. (NON)                                                    18,875
                300  American Power Conversion Corp. (NON)                                                          12,731
                500  American Tower Corp. Class A (NON)                                                             10,938
                225  Apollo Group, Inc. Class A (NON)                                                                7,228
                400  Applied Graphics Technologies, Inc. (NON)                                                       4,775
                325  Applied Micro Circuits Corp. (NON)                                                              7,800
                400  Ascend Communications, Inc. (NON)                                                              19,300
                500  Aspect Development, Inc. (NON)                                                                 15,797
              1,000  Aware, Inc. (NON)                                                                              12,125
                300  Cerner Corp. (NON)                                                                              6,713
                200  Chancellor Media Corp. (NON)                                                                    7,675
                600  Citadel Communications Corp. (NON)                                                             12,300
                200  Concord Communications, Inc. (NON)                                                              7,425
                220  DuPont Photomasks, Inc. (NON)                                                                   7,975
              1,350  Extended Stay America, Inc. (NON)                                                              12,994
              1,000  GeoTel Communications Corp. (NON)                                                              26,000
                100  Global Crossing Ltd. (NON)                                                                      2,875
                500  Guitar Center, Inc. (NON)                                                                       8,563
                100  Harmonic Lightwaves, Inc. (NON)                                                                 1,094
                300  Heftel Broadcasting Corp. Class A (NON)                                                        12,338
                275  IMS Health Inc.                                                                                18,288
                420  Inspire Insurance Solutions, Inc. (NON)                                                        10,500
                250  Intuit, Inc. (NON)                                                                             12,625
                200  Keane, Inc. (NON)                                                                               6,650
                500  Lamar Advertising Co. (NON)                                                                    15,609
                200  Lason Holdings, Inc. (NON)                                                                     10,950
                325  Legato Systems, Inc. (NON)                                                                     12,716
                400  Linens 'N Things, Inc. (NON)                                                                   12,375
                300  McLeod, Inc. Class A (NON)                                                                     10,969
                364  Medicis Pharmaceutical Corp. Class A (NON)                                                     18,246
                825  Medquist, Inc. (NON)                                                                           22,224
                700  Metromedia Fiber Network, Inc. Class A (NON)                                                   26,513
                500  Michaels Stores, Inc. (NON)                                                                    10,000
                600  Nanometrics, Inc. (NON)                                                                         3,938
                245  New Era of Networks, Inc. (NON)                                                                12,066
                501  NOVA Corp./Georgia (NON)                                                                       14,452
                100  Novellus Systems, Inc. (NON)                                                                    3,881
                110  NTL, Inc. (NON)                                                                                 5,431
                500  Omnicare, Inc.                                                                                 17,281
                820  Outdoor Systems, Inc. (NON)                                                                    18,091
                500  Peregrine Systems, Inc. (NON)                                                                  17,438
                500  Petersen Companies, Inc. Class A (NON)                                                         13,282
              1,800  Prime Hospitality Corp. (NON)                                                                  16,425
                500  ProBusiness Services, Inc. (NON)                                                               18,281
                650  Qwest Communications International, Inc. (NON)                                                 25,431
              1,500  Rogue Wave Software, Inc. (NON)                                                                11,906
                400  Sepracor, Inc. (NON)                                                                           27,450
                700  Sipex Corp. (NON)                                                                              19,425
                438  Snyder Communications, Inc. (NON)                                                              15,631
                800  Sony Chemicals Corp.                                                                           23,300
                100  Sunrise Assisted Living, Inc. (NON)                                                             4,306
                150  Tekelec (NON)                                                                                   2,691
                400  The Learning Company, Inc. (NON)                                                               10,325
                250  Tieto Corp. Class B                                                                             7,259
                535  TSI International Software, Ltd. (NON)                                                         16,786
                500  Univision Communications Inc. Class A (NON)                                                    14,750
                600  Visual Networks, Inc. (NON)                                                                    17,100
                 50  Wind River Systems                                                                              2,191
                                                                                                            --------------
                                                                                                                   745,946
                                                                                                            --------------
                     Total Common Stocks (cost $1,775,693)                                                  $    1,878,557

SHORT-TERM INVESTMENTS (0.9%) (a) (cost $18,005)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $18,000  Interest in $468,338,000 joint tri-party repurchase agreement dated October 30, 1998 with Warburg Securities due
                       November 2, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $18,008 for an effective
                       yield of 5.38%                                                                       $       18,005
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,793,698) (b)                                                $    1,896,562
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,961,706.

  (b) The aggregate identified cost on a tax basis is $1,796,935 resulting in gross unrealized appreciation and depreciation of $227,700 and $128,073, respectively, or net unrealized appreciation of $99,627.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentration greater than 10% at October 31, 1998 (as a percentage of net assets):

           Computer Services and Software      17.0%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
October 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,793,698) (Note 1)                                                $1,896,562
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         2,475
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                       83
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          102,684
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         13,906
-----------------------------------------------------------------------------------------------
Total assets                                                                          2,015,710

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          1,841
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         25,148
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               20
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   26,995
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        54,004
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,961,706

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,115,747
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                                 (257,891)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                            103,850
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,961,706

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,961,706 divided by 249,217 shares)                                                    $7.87
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $7.87)*                                    $8.35
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period May 6, 1998 (commencement of operations)
to October 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $557)                                               $    4,184
-----------------------------------------------------------------------------------------------
Interest                                                                                  2,347
-----------------------------------------------------------------------------------------------
Total investment income                                                                   6,531

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          8,129
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            2,165
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          746
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             23
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,347
-----------------------------------------------------------------------------------------------
Registration fees                                                                           630
-----------------------------------------------------------------------------------------------
Auditing                                                                                 22,613
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,295
-----------------------------------------------------------------------------------------------
Other                                                                                         8
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (24,223)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           14,733
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (2,165)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             12,568
-----------------------------------------------------------------------------------------------
Net investment loss                                                                      (6,037)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (255,401)
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                               1,770
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                     986
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            102,864
-----------------------------------------------------------------------------------------------
Net loss on investments                                                                (149,781)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  $(155,818)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     For the period May 6, 1998
                                                                                    (commencement of operations)
                                                                                                  to October 31
                                                                                                           1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 $    (6,037)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                     (253,631)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                            103,850
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                   (155,818)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                       117,524
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                                            (38,294)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          2,000,000
---------------------------------------------------------------------------------------------------------------
End of period                                                                                        $1,961,706

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           May 6, 1998+
operating performance                                                                                              to October 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(d)                                                                                               (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                                      (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $7.87
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                               (7.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,962
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .71*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)                                                                                             (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 150.43*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $.10 per share. (See Note 2).



Notes to financial statements
October 31, 1998

Note 1
Significant accounting policies

Putnam Global Equity Fund (the "fund") is a series of Putnam Investment Funds ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks traded in securities markets located in a number of foreign countries and in the United States.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1998, the fund had a capital loss carryover of approximately $255,000 available to offset future net capital gain, if any, which will expire on October 31, 2006.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended October 31, 1998, the fund reclassified $6,037 to increase accumulated net investment loss and $1,777 to decrease paid-in-capital, with a decrease to accumulated net realized loss on investments of $4,260. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 1999, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At October 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended October 31, 1998, fund expenses were reduced by $2,165 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The Fund is not currently making any payments pursuant to the Plan.

For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended October 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended October 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $4,990,575 and $2,959,481, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At October 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         For the period
                                                          May 6, 1998
                                                  (commencement of operations)
                                                      to October 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         22,931           $194,692
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    22,931            194,692
Shares
repurchased                                         (9,008)           (77,168)
-----------------------------------------------------------------------------
Net increase                                        13,923           $117,524
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on October 31, 1994. During the period October 31, 1994 to May 6, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on May 5, 1998.

At October 31, 1998, Putnam Investments, Inc. owned 235,294 shares of the fund (94.41% of class A shares outstanding), valued at $1,851,764.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jack Chang
Vice President and Fund Manager

Roland Gillis
Vice President and Fund Manager

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Global Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


47847  12/98